LEASES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Operating leases
2020	$ 3,100
2021	2,063
2022	1,660
2023	1,610
2024	1,329
Thereafter	2,121
Total future minimum lease payments	11,883
Less imputed interest	1,596
Total	$ 10,287